Summary of Significant Accounting Policies - EBI loan (Details) - EIB Loan Agreement € in Millions	Feb. 17, 2022	Aug. 31, 2020 EUR (€) tranche
Disclosure of detailed information about borrowings [line items]
Principal amount | €		€ 20.0
Number of tranches | tranche		3
Period of calculation of weighted average price per ordinary share, or VWAP	6 months